UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

____________

FORM N-Q

____________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-4401

NORTH TRACK FUNDS, INC.

(Exact name of registrant as specified in charter)

200 South Wacker Drive

Suite 2000

Chicago, IL  60606

(Address of principal executive offices)--(Zip code)

ELIZABETH A. WATKINS, PRESIDENT
NORTH TRACK FUNDS, INC.

200 South Wacker Drive

Suite 2000

Chicago, IL  60606

(Name and address of agent for service)

_____________

With a copy to:

Angelique A. David
North Track Funds, Inc.
200 South Wacker Drive
Chicago, IL  60606

Registrant's telephone number, including area code:  (312) 263-0110

Date of fiscal year end:  October 31, 2009

Date of reporting period:  January 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than  60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.

Schedule of Investments

NORTH TRACK FUNDS, INC.
LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS
January 31, 2009

		Number of Shares or Par Value	Market Value

COMMON STOCKS	99.9%
CONSUMER DISCRETIONARY	5.0%
* Autozone, Inc.		600	$79,734
The Home Depot, Inc.		5,840	125,735
Yum! Brands, Inc.		2,860	81,853

			287,322
CONSUMER STAPLES	13.9%
Altria Group, Inc.		2,980	$49,289
Coca-Cola Company		2,310	98,683
Constellation Brands, Inc., Class A		1,800	26,136
Kraft Foods, Inc.		2,060	57,783
The Kroger Company		3,340	75,150
Pepsi Bottling Group, Inc.		3,460	66,743
Philip Morris International		2,980	110,707
Procter & Gamble Company		4,200	228,900
Wal-Mart Stores, Inc.		1,820	85,758

			799,149
ENERGY	14.1%
Chevron Corporation		2,700	190,404
El Paso Energy Corporation		6,000	49,080
Exxon Mobil Corporation		4,190	320,451
Halliburton Company		4,920	84,870
Noble Energy, Inc.		1,200	58,716
Occidental Petroleum Corporation		1,090	59,460
Williams Companies, Inc.		3,600	50,940

			813,921
FINANCIALS	14.6%
ACE Limited		1,820	79,461
Aon Corporation		1,520	56,316
Bank of America Corporation		2,400	15,792
FirstMerit Corporation		1,500	24,255
The Goldman Sachs Group, Inc.		1,090	87,996
Home Properties, Inc.		900	32,301
International Bancshares Corporation		1,800	32,796
JPMorgan Chase and Company		4,680	119,387
Morgan Stanley		1,520	30,750
Rayonier. Inc.		3,340	98,329
StanCorp Financial Group, Inc.		2,310	59,644
Unum Group		5,650	80,004
U.S. Bancorp		2,370	35,171
Wells Fargo and Company		4,800	90,720

			842,922

NORTH TRACK FUNDS, INC.
LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2009

			Number of Shares or Par Value	Market Value

HEALTH CARE		14.1%
	Abbott Laboratories		1,220	$67,637
*	Amgen, Inc.		2,190	120,122
	Biovail Corporation		4,500	49,185
*	Boston Scientific Corporation		4,800	42,576
	Johnson & Johnson		2,200	126,918
*	Laboratory Corporation of America Holdings		910	53,872
*	Lincare Holdings, Inc.		1,200	28,860
	Merck and Company, Inc.		5,050	144,178
	Pfizer, Inc.		6,895	100,529
	Wyeth		1,820	78,205

				812,082
INDUSTRIALS		9.5%
	3M CoMPANY		1,800	96,822
	The Boeing Company		2,400	101,544
	Burlington Northern Santa Fe Corporation		1,220	80,825
	General Electric Company		2,700	32,751
*	GrafTech International Limited		3,650	29,237
*	Owen Corning, Inc.		1,500	20,010
	Tyco International Limited		5,650	118,763
	Waste Management, Inc.		2,070	64,563

				544,515
INFORMATION TECHNOLOGY		16.2%
*	Apple, Inc.		900	81,117
	Corning, Inc.		6,600	66,726
*	Google, Inc.		300	101,559
	International Business Machines Corporation		1,950	178,718
	Intel Corporation		10,330	133,257
*	Lexmark International, Inc.		2,370	56,122
	Microsoft Corporation		10,900	186,390
*	NCR Corporation		3,000	37,650
	National Semiconductor Corporation		4,620	46,847
*	Skyworks Solutions, Inc.		10,520	45,446

				933,832
MATERIALS		2.2%
	Crown Holdings, Inc.		1,500	28,125
	Olin Corporation		1,800	25,290
	Silgan Holdings, Inc.		1,580	72,427

				125,842

NORTH TRACK FUNDS, INC.
LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2009

		Number of Shares or Par Value	Market Value

TELECOMMUNICATION	5.2%
AT&T, Inc.		7,800	$192,036
Verizon Communications		3,650	109,026

			301,062
UTILITIES	5.1%
Edison International		2,130	$69,374
Northeast Utilities		3,770	89,726
PG&E Corporation		1,760	68,059
Sempra Energy		1,460	64,006

			291,165

Total Common Stocks
(Cost $7,817,664)			$5,751,812

SHORT-TERM INVESTMENTS	0.4%

MONEY MARKET
Highmark Diversified Money Market Fund,
Fiduciary Shares		22,026	22,026

Total Short-Term Investments			22,026
(Cost $22,026)

TOTAL INVESTMENTS	100.3%		5,773,838
(Cost $7,839,690)

LIABILITIES, LESS OTHER ASSETS	(0.3)%		(15,009)
NET ASSETS	100.0%		5,758,829

———————
* Non-income producing

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.
EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS
January 31, 2009

		Number of Shares or Par Value	Market Value

COMMON STOCKS	99.3%
CONSUMER DISCRETIONARY	4.8%
Home Depot Inc		11,470	$246,949
Newell Rubbermaid, Inc.		10,480	84,678
Time Warner, Inc.		21,060	196,490
Tupperware Brands Corporation		12,260	252,066

			780,183
CONSUMER STAPLES	6.5%
Altria Group, Inc.		13,540	$223,952
The Kroger Company		8,110	182,475
Lorillard, Inc.		5,830	346,652
Philip Morris International		7,910	293,856

			1,046,935
ENERGY	20.8%
BP plc ADR		7,510	318,950
Chevron Corporation		8,500	599,420
ConocoPhillips		6,720	319,402
Exxon Mobil Corporation		14,730	1,126,550
Kinder Morgan Energy Partners, LP		5,630	278,966
Occidental Petroleum Corporation		5,630	307,116
TransCanada Corporation		14,730	395,501

			3,345,905
FINANCIALS	26.2%
ACE Limited		14,930	$651,844
Annaly Capital Management, Inc.		11,370	172,142
BB&T Corporation		10,080	199,483
Bank of America Corporation		8,000	52,640
Bank of Hawaii Corporation		2,470	88,599
Boston Properties, Inc.		7,510	325,183
Citigroup, Inc.		9,390	33,334
The Goldman Sachs Group, Inc.		2,870	231,695
Healthcare Realty Trust, Inc.		15,220	251,282
Home Properties, Inc.		8,110	291,068
Huntington Bancshares, Inc.		11,470	33,034
JPMorgan Chase and Company		15,030	383,415
M&T Bank Corporation		2,470	96,108
Morgan Stanley		9,590	194,006
Rayonier, Inc.		16,210	477,222
StanCorp Financial Group, Inc.		4,940	127,551
U.S. Bancorp		3,760	55,798
Unum Group		10,770	152,503
Wells Fargo and Company		17,300	326,970
Wilmington Trust Corporation		4,940	67,629

			4,211,506

NORTH TRACK FUNDS, INC.
EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2009

		Number of Shares or Par Value	Market Value

HEALTH CARE	13.8%
Bristol-Myers Squibb Company		22,830	$488,790
Eli Lilly		4,940	181,891
Johnson & Johnson		7,710	444,790
Merck & Company, Inc.		19,180	547,589
Pfizer, Inc.		15,030	219,137
Quest Diagnostics, Inc.		2,470	121,895
Wyeth		5,040	216,569

			2,220,661
INDUSTRIALS	5.5%
General Electric Company		17,300	$209,849
Honeywell International, Inc.		4,740	155,519
Rockwell Automation, Inc.		5,830	151,813
Textron, Inc.		9,590	86,598
Tyco International Limited		13,440	282,509

			886,288
INFORMATION TECHNOLOGY	6.0%
International Business Machines Corporation		6,430	589,309
Microsoft Corporation		18,880	322,848
Seagate Technology		14,930	56,585

			968,742
MATERIALS	2.8%
Lubrizol Corp		4,550	155,246
PPG Industries, Inc.		7,710	289,742

			444,988
TELECOMMUNICATION	8.1%
AT&T, Inc.		27,080	$666,710
Verizon Communications		21,060	629,062

			1,295,772
UTILITIES	4.8%
Duke Energy		32,820	$497,223
Northeast Utilities		11,270	268,226

			765,449

Total Common Stocks
(Cost $22,686,306)			$15,966,429

NORTH TRACK FUNDS, INC.
EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2009

			Number of Shares or Par Value	Market Value

	SHORT-TERM INVESTMENTS	0.3%

	MONEY MARKET
	Highmark Diversified Money Market Fund,
	Fiduciary Shares		42,046	42,046

	Total Short-Term Investments			42,046
	(Cost $42,046)

	TOTAL INVESTMENTS	99.6%		16,008,475
	(Cost $22,728,352)

	OTHER ASSETS, LESS LIABILITIES	0.4%		66,814
	NET ASSETS	100.0%		16,075,289

ADR	American Depository Receipt

	Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.
GENEVA GROWTH FUND

SCHEDULE OF INVESTMENTS
January 31, 2009

			Number of Shares or Par Value	Market Value

COMMON STOCKS		97.8%
AUTOS & TRANSPORTATION		4.5%
	C. H. Robinson Worldwide, Inc.		80,920	$3,720,702
	Expeditors International of Washington, Inc.		99,290	2,761,255

				6,481,957
CONSUMER DISCRETIONARY		18.8%
*	Coach, Inc.		61,430	$896,878
*	Dick's Sporting Goods, Inc.		184,100	2,026,941
	Fastenal Company		122,815	4,197,817
*	IHS, Inc.		60,710	2,659,098
*	LKQ Corporation		184,685	2,133,111
	Manpower, Inc.		25,695	731,280
*	O'Reilly Automotive, Inc.		149,755	4,353,378
*	Panera Bread Company		77,055	3,620,044
	Strayer Education, Inc.		17,395	3,764,800
*	Tractor Supply Company		80,125	2,701,014

				27,084,361
CONSUMER STAPLES		3.9%
	Church & Dwight Company, Inc.		63,030	$3,355,087
	Flowers Foods, Inc.		106,615	2,291,156

				5,646,243

FINANCIAL SERVICES		9.6%
*	Affiliated Managers Group, Inc.		33,510	$1,346,767
	Eaton Vance Corporation		50,790	972,121
	FactSet Research Systems, Inc.		42,705	1,699,659
*	Fiserv, Inc.		79,310	2,518,092
	Global Payments, Inc.		89,315	3,100,124
*	Huron Consulting Group, Inc.		47,420	2,370,052
*	Morningstar, Inc.		53,415	1,851,898

				13,858,713
HEALTH CARE		18.3%
	C. R. Bard, Inc.		50,450	$4,317,007
*	Cerner Corporation		88,165	2,972,924
*	Covance, Inc.		62,055	2,395,323
	DENTSPLY International, Inc.		94,010	2,529,809
*	IDEXX Laboratories, Inc.		79,615	2,611,372
*	ResMed, Inc.		38,790	1,547,721
*	Stericycle, Inc.		80,910	3,958,117
	Stryker Corporation		59,500	2,513,280
*	Varian Medical Systems, Inc.		94,515	3,509,342

				26,354,895

NORTH TRACK FUNDS, INC.
GENEVA GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2009

			Number of Shares or Par Value	Market Value

MATERIALS AND PROCESSING		0.8%
	Sigma-Aldrich Corporation		33,680	$1,215,174

				1,215,174
OTHER ENERGY		8.3%
*	FMC Technologies, Inc.		83,890	$2,482,305
	Smith International, Inc.		73,940	1,678,438
*	Southwestern Energy Company		131,315	4,156,120
	XTO Energy, Inc.		96,590	3,582,523

				11,899,386
PRODUCER DURABLES		10.3%
	AMETEK, Inc.		71,375	$2,281,145
	Donaldson Company, Inc.		77,055	2,397,952
	Flowserve Corporation		42,995	2,292,063
	IDEX Corporation		116,610	2,636,552
	Lincoln Electric Holdings, Inc.		46,375	1,909,259
	Roper Industries, Inc.		82,500	3,394,050

				14,911,021
TECHNOLOGY		23.3%
*	Adobe Systems, Inc.		112,285	$2,168,223
*	Amdocs Limited		137,215	2,321,678
	Amphenol Corporation		115,650	3,024,247
*	ANSYS, Inc.		115,975	2,883,139
*	Citrix Systems, Inc.		134,505	2,829,985
*	Cognizant Technology Solutions Corporation		147,595	2,764,454
*	FLIR Systems, Inc.		123,960	3,095,281
*	Intuit, Inc.		132,310	2,996,821
	L-3 Commmunications Holdings, Inc.		56,270	4,446,455
*	McAfee, Inc.		107,135	3,266,546
*	MICROS Systems, Inc.		133,140	1,917,216
	Trimble Navigation Limited		125,790	1,864,208

				33,578,253

Total Common Stocks				141,030,003
	(Cost $147,344,518)

NORTH TRACK FUNDS, INC.
GENEVA GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2009

		Number of Shares or Par Value	Market Value

SHORT-TERM INVESTMENTS	1.7%

MONEY MARKET
Highmark Diversified Money Market Fund,
Fiduciary Shares		2,509,843	2,509,843

Total Short-Term Investments			2,509,843
(Cost $2,509,843)

TOTAL INVESTMENTS	99.5%		$143,539,846
(Cost $149,854,361)

OTHER ASSETS, LESS LIABILITIES	0.5%		685,442
NET ASSETS	100.0%		144,225,288

———————
* Non-income producing

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.
NYSE ARCA TECH 100 INDEX FUND

SCHEDULE OF INVESTMENTS
January 31, 2009

			Number of Shares or Par Value	Market Value

COMMON STOCKS		100.0%
AEROSPACE & DEFENSE		8.1%
	Goodrich Corporation		78,750	$3,044,475
	Lockheed Martin Corporation		78,750	6,460,650
	Raytheon Company		78,750	3,986,325

				13,491,450
BIOTECHNOLOGY		11.8%
*	Amgen, Inc.		78,750	$4,319,437
*	Biogen Idec, Inc.		78,750	3,831,188
*	Genentech, Inc.		78,750	6,397,650
*	Genzyme Corporation		78,750	5,427,450

				19,975,725
COMMUNICATIONS EQUIPMENT		11.6%
*	ADC Telecommunications, Inc.		78,750	399,262
	Alcatel-Lucent ADR		78,750	155,137
*	Arris Group, Inc.		78,750	560,700
*	CIENA Corporation		78,750	491,400
*	Cisco Systems, Inc.		78,750	1,178,887
	Corning, Inc.		78,750	796,162
*	Emulex Corp		78,750	449,662
*	F5 Networks, Inc.		78,750	1,745,887
*	Harmonic, Inc.		78,750	405,562
	Harris Corporation		78,750	3,409,088
*	InterDigital, Inc.		78,750	2,545,988
*	IXIA		96,000	418,950
*	JDS Uniphase Corporation		78,750	285,863
*	Juniper Networks, Inc.		78,750	1,115,100
	Motorola, Inc.		78,750	348,863
	Nokia Corp - ADR		78,750	966,263
*	Polycom, Inc		78,750	1,106,438
	QUALCOMM, Inc.		78,750	2,720,813
*	Tellabs, Inc.		78,750	325,238

				19,425,263
COMPUTERS & PERIPHERALS		14.1%
*	Apple, Inc.		78,750	7,097,738
*	Dell, Inc.		78,750	748,125
*	EMC Corporation		78,750	869,400
	Hewlett-Packard Company		78,750	2,736,562
	International Business Machines Corporation		78,750	7,217,437
*	NetApp, Inc.		78,750	1,167,862
*	QLogic Corporporation		78,750	891,450
	Seagate Technology		78,750	298,463
*	Sun Microsystems, Inc.		78,750	327,600
*	Teradata Corporation		78,750	1,033,988
*	Western Digital Corporation		78,750	1,156,050

				23,544,675

NORTH TRACK FUNDS, INC.
NYSE ARCA TECH 100 INDEX FUND

SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2009

			Number of Shares or Par Value	Market Value

ELECTRONIC EQUIPMENT, INSTRUMENTS
& COMPONENTS		1.1%
*	Agilent Technologies, Inc.		78,750	$1,423,800
	Jabil Circuit, Inc.		78,750	458,325

				1,882,125
HEALTH CARE EQUIPMENT &		5.6%
SUPPLIES
*	Boston Scientific Corporation		78,750	698,513
*	CONMED Corporation		78,750	1,232,438
*	Kinetic Concepts Inc		78,750	1,897,875
	Medtronic, Inc.		78,750	2,637,337
*	St. Jude Medical, Inc.		78,750	2,864,137

				9,330,300
INTERNET SOFTWARE		6.6%
& SERVICES
*	Digital River, Inc.		78,750	1,950,637
*	eBay, Inc.		78,750	946,575
*	j2 Global Communications, Inc.		78,750	1,541,925
*	Open Text Corporation		78,750	2,758,612
*	RealNetworks, Inc.		78,750	222,075
*	SonicWall, Inc		78,750	277,200
*	Verisign, Inc.		78,750	1,520,663
*	Websense, Inc.		78,750	882,000
*	Yahoo!, Inc.		78,750	923,738

				11,023,425

IT SERVICES		5.0%
	Automatic Data Processing, Inc.		78,750	$2,860,987
*	Computer Sciences Corporation		78,750	2,901,150
*	DST Systems, Inc.		78,750	2,501,888

				8,264,025

LIFE SCIENCES TOOLS & SERVICES		4.3%
*	Millipore Corporation		78,750	$4,343,850
*	Thermo Fisher Scientific, Inc.		78,750	2,829,488

				7,173,338

OFFICE ELECTRONICS		0.3%
	Xerox Corporation		78,750	$522,900

				522,900

NORTH TRACK FUNDS, INC.
NYSE ARCA TECH 100 INDEX FUND

SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2009

			Number of Shares or Par Value	Market Value

PHARMACEUTICALS		3.0%
	Biovail Corporation		78,750	$860,738
	Novartis AG - ADR		78,750	3,249,225
*	ViroPharma, Inc.		78,750	945,000

				5,054,963

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		10.3%
	Altera Corporation		78,750	$1,211,175
	Analog Devices, Inc.		78,750	1,573,425
	Applied Materials, Inc.		78,750	737,888
*	Broadcom Corporation - Class A		78,750	1,248,187
*	Cypress Semiconductor Corporation		78,750	355,163
	Intel Corporation		78,750	1,015,874
	KLA-Tencor Corporation		78,750	1,578,150
*	Lam Research Corporation		78,750	1,591,537
	Linear Technology Corporation		78,750	1,844,325
*	LSI Corporation		78,750	250,425
	National Semiconductor Corporation		78,750	798,525
*	Novellus Systems, Inc.		78,750	1,085,962
*	Standard Microsystems Corporation		78,750	1,090,688
*	Teradyne, Inc.		78,750	378,788
	Texas Instruments, Inc.		78,750	1,177,313
	Xilinx, Inc.		78,750	1,326,937

				17,264,362
SOFTWARE		16.8%
*	Adobe Systems, Inc.		78,750	$1,520,663
*	Amdocs Limited		78,750	1,332,450
*	Autodesk, Inc.		78,750	1,304,100
*	BMC Software, Inc.		78,750	1,994,737
	CA, Inc.		78,750	1,416,712
*	Cadence Design Systems, Inc.		78,750	297,675
*	Check Point Software Technologies Ltd.		78,750	1,785,262
*	Citrix Systems, Inc.		78,750	1,656,900
*	Compuware Corporation		78,750	511,875
*	McAfee, Inc.		78,750	2,401,087
*	Mentor Graphics Corporation		78,750	366,975
	Microsoft Corporation		78,750	1,346,625
*	Novell, Inc.		78,750	291,375
*	Oracle Corporation		78,750	1,325,363
*	Progress Software Corporation		78,750	1,343,475
*	Red Hat, Inc.		78,750	1,153,688
	SAP AG - ADR		78,750	2,786,175
*	Sybase, Inc.		78,750	2,150,662
*	Symantec Corporation		78,750	1,207,238
*	Synopsys, Inc.		78,750	1,456,875
*	VASCO Data Security International Inc		78,750	533,925

				28,183,837

NORTH TRACK FUNDS, INC.
NYSE ARCA TECH 100 INDEX FUND

SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2009

			Number of Shares or Par Value	Market Value

	WIRELESS TELECOMMUNICATION SERVICES	1.40%
	Telephone and Data Systems, Inc.		78,750	$2,402,662

				2,402,662

	Total Common Stocks
	(Cost $208,668,280)			$167,539,050

	SHORT-TERM INVESTMENTS	0.2%
	MONEY MARKET
	Highmark Diversified Money Market Fund,
	Fiduciary Shares		387,671	$387,671

	Total Short-Term Investments			387,671
	(Cost $387,671)

	TOTAL INVESTMENTS	100.2%		167,926,721
	(Cost $ 209,055,951)

	LIABILITIES, LESS OTHER ASSETS	(0.2)%		(415,139)
NET ASSETS		100.0%		167,511,582

———————
*	Non-income producing
ADR	American Depository Receipts
	Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.
DOW JONES U.S. HEALTH CARE 100 PLUS FUND

SCHEDULE OF INVESTMENTS
January 31, 2009

			Number of Shares or Par Value	Market Value

COMMON STOCKS -		99.4%
BIOTECHNOLOGY		17.9%
*	Alexion Pharmaceuticals, Inc.		2,300	$84,801
*	Amgen, Inc.		22,800	1,250,580
*	Amylin Pharmaceuticals, Inc.		3,800	43,928
*	Biogen Idec, Inc.		5,800	282,170
*	BioMartin Pharmaceutical, Inc.		2,700	52,002
*	Celgene Corporation		10,600	561,270
*	Cephalon, Inc.		1,900	146,642
*	Genentech, Inc.		10,000	812,400
*	Genzyme Corporation		6,500	447,980
*	Gilead Sciences, Inc.		18,900	959,553
*	Human Genome Sciences, Inc.		2,300	4,163
*	Myriad Genetics Inc		1,200	89,484
*	OSI Pharmaceuticals, Inc.		1,700	60,520
*	Onyx Pharmaceuticals, Inc.		1,500	45,645
*	United Therapeutics Corporation		700	47,565
*	Vertex Pharmaceuticals, Inc.		4,100	135,505

				5,024,208
HEALTH CARE EQUIPMENT AND SUPPLIES		20.6%
*	Advanced Medical Optics, Inc.		1,900	41,743
	Alcon, Inc.		2,100	179,844
	Baxter International, Inc.		15,000	879,750
	Beckman Coulter, Inc.		3,800	188,936
	Becton Dickinson and Company		8,000	581,360
*	Boston Scientific Corporation		36,900	327,303
	C. R. Bard, Inc.		2,600	222,482
	Cooper Companies, Inc.		1,400	26,558
	Covidien Limited		11,600	444,744
	DENTSPLY International, Inc.		3,700	99,567
*	Edwards Lifesciences Corporation		1,700	97,733
*	Haemonetics Corporation		800	47,320
	Hill-Rom Holdings, Inc.		7,900	111,232
*	Hologic, Inc.		7,000	82,530
*	Hospira, Inc.		4,400	109,560
*	IDEXX Laboratories, Inc.		1,800	59,040
*	Immucor, Inc.		2,100	58,191
*	Intuitive Surgical, Inc.		1,100	113,553
	Inverness Medical Innovations, Inc.		2,200	53,834
*	Kinetic Concepts, Inc.		1,500	36,150
	Medtronic, Inc.		23,900	800,411
*	ResMed, Inc.		2,100	83,790
	STERIS Corporation		5,700	151,620
*	St. Jude Medical, Inc.		8,700	316,419
	Stryker Corporation		7,600	321,024
*	Varian Medical Systems, Inc.		3,400	126,242
*	Zimmer Holdings, Inc.		5,700	207,480

				5,768,416

NORTH TRACK FUNDS, INC.
DOW JONES U.S. HEALTH CARE 100 PLUS FUND

SCHEDULE OF INVESTMENTS
January 31, 2009

			Number of Shares or Par Value	Market Value

HEALTH CARE PROVIDERS		14.6%
AND SERVICES
	Aetna, Inc.		14,500	$449,500
*	AMERIGROUP Corporation		1,600	44,752
	Brookdale Senior Living, Inc.		500	3,400
	CIGNA Corporation		13,700	237,832
*	Community Health Systems, Inc.		2,900	54,056
*	Coventry Health Care, Inc.		4,200	63,546
*	DaVita, Inc.		3,000	141,000
*	Express Scripts, Inc.-Class A		5,400	290,304
	Health Management Associates, Inc.-Class A		5,500	8,745
*	Health Net, Inc.		3,200	46,816
*	Henry Schein, Inc.		2,700	101,061
*	Humana, Inc.		4,600	174,478
*	Laboratory Corporation of America Holdings		2,800	165,760
*	LifePoint Hospitals, Inc.		1,400	31,556
*	Lincare Holdings, Inc.		2,100	50,505
*	Medco Health Solutions, Inc.		11,500	516,695
*	MEDNAX, Inc.		1,200	40,284
	Owen and Minor, Inc.		1,100	43,747
*	Patterson Companies, Inc.		2,700	49,653
*	Psychiatric Solutions, Inc		1,400	36,400
	Quest Diagnostics, Inc.		4,100	202,335
*	Tenet Healthcare Corporation		12,600	13,482
	UnitedHealth Group, Inc.		26,800	759,244
	Universal Health Services, Inc. - Class B		1,400	52,990
*	WellCare Health Plans, Inc.		1,000	14,780
*	Wellpoint, Inc.		11,900	493,255

				4,086,176
LIFE SCIENCES TOOLS & SERVICES		3.6%
*	Affymetrix, Inc.		700	$2,226
*	Charles River Laboratories International, Inc.		2,100	51,261
*	Covance, Inc.		1,900	73,340
*	Illumina, Inc.		3,400	93,024
*	Life Technologies Corporation		4,697	119,586
*	Millipore Corporation		1,600	88,256
	Pharmaceutical Product Development, Inc.		2,900	69,281
	Techne Corporation		1,000	59,970
*	Thermo Fisher Scientific, Inc.		9,900	355,707
*	Waters Corporation		2,700	97,659

				1,010,310

NORTH TRACK FUNDS, INC.
DOW JONES U.S. HEALTH CARE 100 PLUS FUND

SCHEDULE OF INVESTMENTS
January 31, 2009

			Number of Shares or Par Value	Market Value

PHARMACEUTICALS		42.7%
	Abbott Laboratories		29,300	$1,624,392
	Allergan, Inc.		5,500	209,660
	Bristol-Myers Squibb Company		40,800	873,528
	Eli Lilly and Company		20,500	754,810
*	Endo Pharmaceuticals Holdings, Inc.		3,600	80,892
*	Forest Laboratories, Inc.		7,800	195,312
	Johnson & Johnson		47,000	2,711,430
*	King Pharmaceuticals, Inc.		6,900	60,306
	Medicis Pharmaceutical Corporation		1,500	20,895
	Merck & Company, Inc.		48,400	1,381,820
	Mylan, Inc.		16,800	190,344
*	Par Pharmaceutical Companies, Inc.		800	9,848
	Perrigo Company		2,400	70,440
	Pfizer, Inc.		130,400	1,901,232
	Schering-Plough Corporation		35,400	621,624
*	Valeant Pharmaceuticals International		2,000	43,400
*	Watson Pharmaceuticals, Inc.		3,000	81,840
	Wyeth		26,900	1,155,893

				11,987,666
Total Common Stocks
	(Cost $24,694,475)			27,876,776

SHORT-TERM INVESTMENTS		1.0%

MONEY MARKET		1.0%
	Highmark Diversified Money
	Market Fund, Fiduciary Shares		282,213	$282,213

Total Short-Term Investments				282,213
	(Cost $282,213)

TOTAL INVESTMENTS		100.4%		28,158,989
	(Cost $24,976,688)

LIABILITIES, LESS OTHER ASSETS		(0.4)%		(98,453)

NET ASSETS		100.0%		28,060,536

———————
*	Non-income producing

	Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.
DOW JONES U.S. FINANCIAL 100 PLUS FUND

SCHEDULE OF INVESTMENTS
January 31, 2009

		Number of Shares or Par Value	Market Value

COMMON STOCKS -	98.1%
CAPITAL MARKETS	17.0%
Ameriprise Financial, Inc.		2,300	$46,345
The Bank of New York Mellon Corporation		17,400	447,876
The Charles Schwab Corporation		14,400	195,696
* E*TRADE Financial Corporation		5,400	6,156
Franklin Resources, Inc.		2,000	96,840
The Goldman Sachs Group, Inc.		6,500	524,745
Invesco Limited		5,900	69,561
Janus Capital Group, Inc.		2,200	11,550
Legg Mason, Inc.		1,200	19,272
Morgan Stanley		16,800	339,864
Northern Trust Corporation		4,100	235,832
State Street Corporation		6,000	139,620
* TD Ameritrade Holding Corporation		3,600	40,464
T. Rowe Price Group, Inc.		3,250	89,635

			2,263,456
COMMERCIAL BANKS	18.3%
BB&T Corp		8,500	$168,215
Comerica, Inc.		2,300	38,318
Commerce Bancshares, Inc.		850	29,708
Fifth Third Bancorp		7,900	18,881
First Bancorp Puerto		3,800	27,018
First Horizon National Corporation		3,039	28,931
Huntington Bancshares, Inc.		1,000	2,880
KeyCorp		4,400	32,032
M&T Bank Corporation		1,200	46,692
Marshall & Ilsley Corporation		3,500	19,985
PNC Financial Services Group		7,192	233,884
Popular, Inc.		3,500	9,590
Regions Financial Corporation		10,500	36,330
SunTrust Banks, Inc.		5,400	66,204
Synovus Financial Corporation		700	2,772
TCF Financial Corporation		1,800	22,302
U.S. Bancorp		29,300	434,812
Wells Fargo & Company		63,421	1,198,657
Zions Bancorporation		700	10,444

			2,427,655
CONSUMER FINANCE	3.4%
American Express Company		14,400	$240,912
Capital One Financial Corporation		5,200	82,368
Discover Financial Services		7,300	52,195
SLM Corporation		7,100	81,295

			456,770

NORTH TRACK FUNDS, INC.
DOW JONES U.S. FINANCIAL 100 PLUS FUND

SCHEDULE OF INVESTMENTS CONTINUED
January 31, 2009

			Number of Shares or Par Value	Market Value

DIVERSIFIED FINANCIAL SERVICES		21.5%
	Bank of America Corporation		95,345	$627,370
	The CIT Group, Inc.		5,100	14,229
	Citigroup, Inc.		76,550	271,753
	CME Group, Inc.		900	156,519
*	Intercontinental Exchange, Inc.		800	45,544
	JPMorgan Chase & Company		61,700	1,573,967
	Moody's Corporation		2,900	62,118
*	NASDAQ OMX Group		2,400	52,368
	NYSE Euronext		2,500	55,000

				2,858,868
INSURANCE		23.0%
	ACE Limited		5,800	$253,228
	AFLAC, Inc.		7,100	164,791
	The Allstate Corporation		8,200	177,694
	Ambac Financial Group, Inc.		2,900	3,306
	American Financial Group, Inc.		1,600	27,168
	American International Group, Inc.		22,100	28,288
	Aon Corporation		4,500	166,725
*	Arch Capital Group Limited		800	48,120
	Assurant, Inc		1,500	39,600
	Axis Capital Holding		2,200	53,372
	W. R. Berkley Corporation		2,100	55,608
	The Chubb Corporation		5,500	234,190
	Cincinnati Financial Corporation		1,600	35,088
	Everest Re Group Limited		900	56,700
	Genworth Financial Inc.		6,300	14,616
	The Hartford Financial Services Group, Inc.		7,200	94,752
	Lincoln National Corporation		4,000	60,520
	Loews Corporation		5,400	131,760
	Marsh & McLennan Companies		7,800	150,774
	MBIA, Inc.		3,100	11,966
	MetLife, Inc.		6,900	198,237
	Old Republic International Corporation		3,500	36,120
	PartnerRE Limited		800	52,424
	Principal Financial Group, Inc.		2,500	41,475
*	ProAssurance Corp		700	33,082
	The Progressive Corporation		9,700	117,855
	Prudential Financial, Inc.		6,500	167,375
	RLI Corp		600	33,894
	Torchmark Corporation		1,300	39,000
	The Travelers Companies, Inc.		8,900	343,896
	Unum Group		7,300	103,368
	Willis Group Holdings Limited		2,500	61,900
	XL Capital Limited – Class A		4,750	13,775

				3,050,667

NORTH TRACK FUNDS, INC.
DOW JONES U.S. FINANCIAL 100 PLUS FUND

SCHEDULE OF INVESTMENTS CONTINUED
January 31, 2009

		Number of Shares or Par Value	Market Value

IT SERVICES	3.8%

MasterCard, Inc.		1,200	$162,936
Visa Inc		6,800	335,580

			498,516
PROFESSIONAL SERVICES	0.4%
Equifax, Inc.		1,900	$46,968

			46,968

REAL ESTATE INVESTMENTS TRUSTS (REITS)	9.3%
Annaly Capital Management, Inc		8,200	$124,148
Avalonbay Communities, Inc.		1,200	62,172
Boston Properties, Inc.		1,800	77,940
Developers Diversified Realty Corporation		1,600	7,680
Duke Realty Corporation		2,100	19,341
Equity Residential		4,200	100,506
Federal Realty Investment Trust		900	45,567
HCP, Inc.		3,900	91,026
Health Care REIT		1,600	60,496
Host Hotels & Resorts, Inc.		7,900	42,502
iStar Financial, Inc.		700	735
Kimco Realty Corporation		3,500	50,330
Plum Creek Timber Company, Inc.		2,600	80,002
ProLogis		2,100	21,021
Public Storage, Inc.		2,000	123,740
Simon Property Group, Inc.		3,400	146,132
SL Green Realty Corporation		800	12,568
Ventas INC		2,200	61,314
Vornado Realty Trust		2,200	111,782

			1,239,002
THRIFTS AND MORTGAGE FINANCE	1.4%
Hudson City Bancorp		10,000	116,000
MGIC Investment Corporation		1,000	2,760
New York Community Bancorp, Inc.		5,200	68,900

			187,660

Total Common Stocks
(Cost $26,294,590)			$13,029,562

NORTH TRACK FUNDS, INC.
DOW JONES U.S. FINANCIAL 100 PLUS FUND

SCHEDULE OF INVESTMENTS CONTINUED
January 31, 2009

		Number of Shares or Par Value	Market Value

SHORT-TERM INVESTMENTS	2.0%

MONEY MARKET	2.0%
Highmark Diversified Money
Market Fund, Fiduciary Shares		263,475	263,475

Total Short-Term Investments			263,475
(Cost $263,475)

TOTAL INVESTMENTS	100.1%		13,293,037
(Cost $26,558,065)

LIABILITIES, LESS OTHER ASSETS	(0.1)%		(13,223)

NET ASSETS	100.0%		13,279,814

———————
* Non-income producing

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.
STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS
January 31, 2009

		Number of Shares	Market Value

UNDERLYING FUNDS	99.7%

Dow Jones U.S. Financial 100
Plus Fund - Class F		1,426,801	$5,036,608
Dow Jones U.S. Health Care 100
Plus Fund - Class F		742,948	6,500,799
NYSE Arca Tech 100 Index Fund
- Class F *		371,590	6,469,379

Total Common Stocks			18,006,786
(Cost $27,925,122)

TOTAL INVESTMENTS	99.7%		18,006,786
(Cost $27,925,122)
OTHER ASSETS,
LESS LIABILITIES	0.3%		62,775

NET ASSETS	100.0%		18,069,561

———————
* Non-income producing

	Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.
S&P 100 INDEX FUND

SCHEDULE OF INVESTMENTS
January 31, 2009

			Number of Shares or Par Value	Market Value

COMMON STOCKS		99.8%
CONSUMER DISCRETIONARY		6.6%
*	Amazon.com, Inc.		4,190	$246,456
	Comcast Corporation - Class A		37,625	551,206
	Walt Disney Company		24,175	499,939
*	Ford Motor Company		31,140	58,232
	The Home Depot,Inc.		22,155	476,997
	Lowe's Companies, Inc.		19,160	350,053
	McDonald's Corporation		14,600	847,092
	Nike, Inc.		5,085	230,096
	Target Corporation		9,785	305,292
	Time Warner, Inc.		46,820	436,831

				4,002,194
CONSUMER STAPLES		15.7%
	Altria Group, Inc.		26,960	$445,918
	Avon Products, Inc.		5,585	114,213
	Campbell Soup Company		2,695	81,847
	Coca-Cola Company		25,945	1,108,370
	Colgate-Palmolive Company		6,585	428,288
	Costco Wholesale Corporation		5,685	255,996
	CVS Caremark Corporation		18,780	504,806
	Heinz (H.J.) Company		4,090	149,285
	Kraft Foods, Inc.		19,160	537,438
	PepsiCo, Inc.		20,260	1,017,660
	Philip Morris International		26,470	983,361
	Procter & Gamble Company		39,020	2,126,590
	Sara Lee Corporation		9,285	93,129
	Walgreen Company		12,895	353,452
	Wal-Mart Stores, Inc.		29,145	1,373,312

				9,573,665
ENERGY		16.5%
	Baker Hughes, Inc.		3,990	132,947
	Chevron Corporation		26,570	1,873,716
	ConocoPhillips		19,460	924,934
	Devon Energy Corporation		5,785	356,356
	Exxon Mobil Corporation		66,480	5,084,390
	Halliburton Company		11,670	201,308
*	National-Oilwell Varco, Inc.		5,485	145,023
	Occidental Petroleum		10,575	576,866
	Schlumberger Limited		15,670	639,493
	Williams Companies, Inc.		7,590	107,399

				10,042,432

NORTH TRACK FUNDS, INC.
S&P 100 INDEX FUND

SCHEDULE OF INVESTMENTS CONTINUED
January 31, 2009

		Number of Shares or Par Value	Market Value

FINANCIALS	8.5%
	The Allstate Corporation	7,000	$151,690
	American Express Company	15,170	253,794
	Bank of America Corporation	83,504	549,456
	The Bank of New York Mellon Corporation	14,980	385,585
	Capital One Financial Corporation	5,085	80,546
	Citigroup, Inc.	71,185	252,707
	The Goldman Sachs Group, Inc.	5,785	467,023
	JPMorgan Chase & Company	48,715	1,242,720
	Morgan Stanley	13,875	280,691
	NYSE Euronext	3,490	76,780
	Regions Financial Corporation	8,995	31,123
	U.S. Bancorp	22,970	340,875
	Wells Fargo & Company	55,134	1,042,033

			5,155,023
HEALTH CARE	16.4%
	Abbott Laboratories	20,260	$1,123,214
*	Amgen, Inc.	13,875	761,044
	Baxter International, Inc.	8,190	480,344
	Bristol-Myers Squibb Company	25,845	553,341
	Covidien Limited	6,585	252,469
*	Gilead Sciences, Inc.	11,970	607,717
	Johnson & Johnson	36,255	2,091,551
	Medtronic, Inc.	14,600	488,954
	Merck & Company, Inc.	27,650	789,408
	Pfizer, Inc.	88,070	1,284,061
	Schering-Plough Corporation	21,265	373,413
	UnitedHealth Group, Inc.	15,770	446,764
	Wyeth	17,365	746,174

			9,998,454
INDUSTRIALS	9.8%
	3M Company	9,085	$488,682
	The Boeing Company	9,585	405,541
	Burlington Northern Santa Fe Corporation	3,690	244,463
	Caterpillar, Inc.	7,890	243,407
	FedEx Corporation	4,090	208,345
	General Dynamics Corporation	5,085	288,472
+	General Electric Company	137,145	1,663,569
	Honeywell International, Inc.	9,585	314,484
	Lockheed Martin Corporation	4,290	351,952
	Norfolk Southern Corporation	4,790	183,744
	Raytheon Company	5,385	272,589
	Tyco International Limited.	6,185	130,009
	United Parcel Service - Class B	12,985	551,733
	United Technologies Corporation	12,370	593,636

			5,940,626

NORTH TRACK FUNDS, INC.
S&P 100 INDEX FUND

SCHEDULE OF INVESTMENTS CONTINUED
January 31, 2009

			Number of Shares or Par Value	Market Value

INFORMATION TECHNOLOGY		18.4%
*	Apple, Inc.		11,580	$1,043,705
*	Cisco Systems, Inc.		76,490	1,145,055
*	Dell, Inc.		22,580	214,510
*	EMC Corporation		26,670	294,437
*	Google, Inc.		3,100	1,049,443
	Hewlett-Packard Company		31,955	1,110,436
	Intel Corporation		72,690	937,701
	International Business Machines Corporation		17,565	1,609,832
	MasterCard Inc		910	123,560
*	Microsoft Corporation		99,950	1,709,145
	Oracle Corporation		51,200	861,696
	QUALCOMM Inc		21,655	748,180
	Texas Instruments, Inc.		16,975	253,776
	Xerox Corporation		11,280	74,899

				11,176,375
MATERIALS		0.9%
	Alcoa, Inc.		10,475	$81,600
	Dow Chemical Company		12,070	139,891
	DuPont (E.I.) de Nemours and Company		11,770	270,239
	Weyerhaeuser Company		2,795	76,415

				568,145
TELECOMMUNICATION		5.1%
	AT&T, Inc.		76,980	$1,895,247
*	Sprint Nextel Corporation		37,225	90,457
	Verizon Communications		37,125	1,108,924

				3,094,628
UTILITIES		1.9%
	American Electric Power Company, Inc.		5,285	$165,685
	Entergy Corporation		2,495	190,518
	Exelon Corporation		8,580	465,208
	Southern Company		10,075	337,009

				1,158,420

Total Common Stocks
	(Cost $53,519,237)			$60,709,962

NORTH TRACK FUNDS, INC.
S&P 100 INDEX FUND

SCHEDULE OF INVESTMENTS CONTINUED
January 31, 2009

		Number of Shares or Par Value	Market Value
SHORT-TERM INVESTMENTS 0.1%

MONEY MARKET 0.1%
Highmark Diversified Money Market Fund,
Fiduciary Shares		78,722	78,722

Total Short-Term Investments			$78,722
(Cost $78,722)

TOTAL INVESTMENTS	99.9%		$60,788,684
(Cost $53,597,959)
OTHER ASSETS, LESS LIABILITIES	0.1%		37,545

NET ASSETS	100.0%		$60,826,229

———————
* Non-income producing
+	A portion of the security is designated as collateral against options

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.
WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS
January 31, 2009

		Description	Principal Amount	Value

LONG-TERM TAX-EXEMPT SECURITIES
	95.3%

GEORGIA	0.2%
		Newnan, Georgia, New Public Housing Authority,
		5.00%, due 04-01-2012 (10)	250,000	267,500

GUAM	3.2%
		Guam Power Authority Revenue Bonds, 1999 Series A,
		5.125%, due 10-01-2029 (7)	5,815,000	4,631,182
		5.25%, due 10-01-2009 (1)	250,000	253,875

ILLINOIS	0.2%
		Peoria, Illinois, New Public Housing Authority,
		5.00%, due 06-01-2012 (10)	300,000	321,000

MASSACHUSETTS	0.8%
		Massachusetts State Housing Finance Agency, Multi-Family
		Housing Bonds, First Issue, 1979 Series A, (Escrowed to Maturity)
		7.00%, due 04-01-2021 (6)	910,000	1,184,365

NEVADA	0.2%
		Las Vegas, Nevada, New Public Housing Authority,
		5.00%, due 01-01-2012 (10)	255,000	272,850

NEW JERSEY	0.2%
		Newark, New Jersey, New Public Housing Authority,
		5.25%, due 04-01-2009 (10)	285,000	287,009

NEW YORK	0.3%
		New York, New York, New Public Housing Authority,
		5.00%, due 01-01-2012 (10)	200,000	214,000

		Poughkeepsie, New York, New Public Housing Authority,
		5.25%, due 04-01-2010 (10)	225,000	234,860

NORTH CAROLINA	0.4%
		Durham, North Carolina, New Public Housing Authority,
		5.125%, due 12-01-2013 (10)	210,000	224,700
		5.00%, due 02-01-2012 (10)	400,000	428,000

OHIO	0.7%
		Youngstown, Ohio, New Public Housing Authority,
		5.00%, due 05-01-2012 (10)	300,000	321,000
		5.00%, due 05-01-2011 (10)	515,000	551,050
		4.875%, due 05-01-2010 (10)	200,000	208,468

PENNSYLVANIA	0.2%
		Allentown, Pennsylvania, New Public Housing Authority,
		4.875%, due 05-01-2011 (10)	270,000	288,900

NORTH TRACK FUNDS, INC.
WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS CONTINUED
January 31, 2009

		Description	Principal Amount	Value

PUERTO RICO	9.7%
		Puerto Rico Public Buildings Authority Revenue Refunding,
		Government Facilities, Series H,
		5.50%, due 07-01-2017 (1)	1,250,000	1,226,063
		Puerto Rico Public Buildings Authority Revenue Refunding,
		Series L,
		5.50%, due 07-01-2021 (8)	500,000	476,525
		Commonwealth of Puerto Rico, Electric & Power Authority,
		Series TT,
		5.00%, due 07-01-2022	300,000	272,652
		Commonwealth of Puerto Rico, Electric & Power Authority,
		Series UU,
		5.00%, due 07-01-2020 (4)	1,000,000	1,033,930
		Commonwealth of Puerto Rico General Obligation Unlimited,
		Series A, 5.50%, due 07-01-2020 (7)	1,020,000	985,524
		5.50%, due 07-01-2017 (8)	1,130,000	1,108,361
		Commonwealth of Puerto Rico, Highway & Transportation, Series E
		5.50%, due 07-01-2023 (4)	1,120,000	1,180,502
		Commonwealth of Puerto Rico, Highway & Transportation,
		Grant Antic Revenue
		5.00%, due 09-15-2020 (7)	780,000	726,968
		Commonwealth of Puerto Rico, Infrastructure Financial Authority,
		Special Tax Revenue, Series A-BHAC-CR
		5.50%, due 07-01-2022	1,385,000	1,633,718
		Commonwealth of Puerto Rico, Municipal Finance Agency, Series A,
		5.00%, due 08-01-2030 (4)	880,000	810,198
		Commonwealth of Puerto Rico, Municipal Finance Agency, Series C,
		5.25%, due 08-01-2023 (2)	1,000,000	904,190
		Commonwealth of Puerto Rico Public Improvement Revenue
		Refunding, Unrefunded Balance
		5.125%, due 07-01-2030 (4)	1,215,000	1,184,880
		5.25%, due 07-01-2027 (4)	755,000	757,333
		Commonwealth of Puerto Rico Public Improvement Revenue
		Refunding
		5.125%, prerefunded 07-01-2011 at 100 (4)	1,285,000	1,409,838
		5.25%, prerefunded 07-01-2011 at 100 (4)	1,235,000	1,358,648

SOUTH CAROLINA	0.1%
		Marion, South Carolina, New Public Housing Authority,
		4.875%, due 09-01-2010 (10)	200,000	210,560

TENNESSEE	0.1%
		Nashville, Tennessee, New Public Housing Authority,
		5.00%, due 08-01-2010 (10)	190,000	199,857

TEXAS	0.2%
		Waco, Texas, New Public Housing Authority,
		4.875%, due 12-01-2009 (10)	340,000	351,448

NORTH TRACK FUNDS, INC.
WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS CONTINUED
January 31, 2009

		Description	Principal Amount	Value

VIRGIN ISLANDS	5.6%
		Virgin Islands, Public Finance Authority Gross Tax
		Receipts Revenue
		5.00%, due 10-01-2027 (11)	2,000,000	1,652,580
		5.00%, due 05-01-2024 (11)	2,500,000	2,184,375
		5.00%, due 10-01-2023 (11)	1,000,000	885,760
		5.00%, due 10-01-2021 (11)	2,000,000	1,819,060
		Virgin Islands Water and Power Authority Revenue Bonds,
		Water System Revenue Refunding,
		5.25%, due 07-01-2012 (7)	255,000	256,775
		Virgin Islands Water and Power Authority Revenue Bonds,
		Electric System Revenue,
		5.00%, due 07-01-2010 (1)	470,000	481,416
		5.00%, due 07-01-2009 (1)	1,500,000	1,486,170

WISCONSIN	73.2%
		Appleton, Wisconsin, Redevelopment Authority
		Fox Cities Performing Arts Project,
		4.85%, due 09-01-2019
		(LOC: Associated Bank, N.A.)	435,000	445,984
		4.75%, due 09-01-2017
		(LOC: Associated Bank, N.A.)	360,000	372,776
		Ashwaubenon, Wisconsin, Community Development
		Authority Lease Revenue, Arena Project, Series A,
		5.70%, prerefunded 06-01-2009 at 100	410,000	416,954
		5.20%, prerefunded 06-01-2009 at 100	200,000	203,068
		Ashwaubenon, Wisconsin, Community Development
		Authority Revenue Refunding, Arena Project,
		5.00%, due 06-01-2023	925,000	945,674
		5.20%, due 06-01-2022	500,000	518,320
		5.05%, due 06-01-2019	1,030,000	1,082,293
		4.70%, due 06-01-2015	500,000	532,235
		Village of Blue Mounds, Wisconsin (Dane County),
		Community Development Lease Revenue,
		4.75%, due 04-01-2023	250,000	241,970
		Burlington, Wisconsin Racine and Walworth Counties,
		Community Development Lease Revenue Refunding,
		Series 2005,
		4.10%, due 04-01-2017	750,000	780,195
		4.00%, due 04-01-2016	200,000	210,818
		Butler, Wisconsin Community Development
		Authority Lease Revenue Refunding,
		4.125%, due 09-01-2019	275,000	273,014
		Cudahy, Wisconsin, Community Development Authority
		Redevelopment Lease Revenue,
		5.10%, prerefunded 06-01-2009 at 100	2,430,000	2,466,474
		Cudahy, Wisconsin, Community Development Authority
		Redevelopment Lease Revenue, dated 08-01-1999
		5.125%, due 06-01-2019	1,595,000	1,619,069
		4.70%, due 06-01-2009	150,000	151,635

NORTH TRACK FUNDS, INC.
WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS CONTINUED
January 31, 2009

Description	Principal Amount	Value

Cudahy, Wisconsin, Community Development Authority
Redevelopment Lease Revenue, unrefunded balance
5.00%, due 06-01-2014	170,000	171,392
Cudahy, Wisconsin, Community Development Authority
Redevelopment Lease Revenue, dated 12-01-2002
4.00%, due 06-01-2012	100,000	104,202
Cudahy, Wisconsin, Community Development Authority
Redevelopment Lease Revenue, dated 11-01-2003
3.65%, due 06-01-2013	200,000	206,544
3.30%, due 06-01-2011	175,000	178,139
3.00%, due 06-01-2010	125,000	126,035
Cudahy, Wisconsin, Community Development Authority
Lease Revenue Refunding, Series 2005
3.25%, due 06-01-2011	250,000	254,852
3.00%, due 06-01-2010	250,000	252,070
Cudahy, Wisconsin, Community Development Authority
Lease Revenue Refunding, Series 2006
4.25%, due 06-01-2017	500,000	528,995
Eau Claire, Wisconsin, Housing Authority Housing Revenue
Refunding, London Hill Townhouses Project, Series A,
6.25%, due 05-01-2015	460,000	415,076
Fontana-on-Geneva Lake, Wisconsin (Walworth County)
Redevelopment Lease Revenue Series 2005,
4.375%, due 06-01-2022	500,000	436,125
4.20%, due 06-01-2018	100,000	96,497
Glendale, Wisconsin, Community Development Authority Lease
Revenue, Tax Increment District No. 7,
4.875%, due 09-01-2019	1,000,000	1,022,160
4.75%, due 09-01-2017	1,250,000	1,291,237
Glendale, Wisconsin, Community Development Authority Lease
Revenue Refunding, Tax Increment District No. 7,
4.50%, due 09-01-2018	2,000,000	2,058,480
4.35%, due 09-01-2016	1,000,000	1,043,350
Glendale, Wisconsin Community Development Authority Lease
Revenue, Series 2004A, (Bayshore Public Parking Facility),
5.00%, due 10-01-2024	1,500,000	1,502,100
Glendale, Wisconsin Community Development Authority Lease
Revenue, Series 2005A, (Bayshore Public Parking Facility),
4.75%, due 10-01-2027	1,000,000	917,990
Grant County, Wisconsin, Housing Authority Revenue
Refunding, Orchard Manor Project,
5.35%, due 07-01-2026	1,000,000	960,540
5.25%, due 07-01-2018	500,000	509,615
Green Bay/Brown County Professional Football Stadium
District Sales Tax Revenue, Lambeau Field Renovation Project,
5.00%, due 02-01-2019 (1)	2,500,000	2,566,200
4.90%, due 02-01-2016 (1)	1,015,000	1,053,814
4.85%, due 02-01-2015 (1)	1,020,000	1,062,646
Green Bay, Wisconsin, Redevelopment Authority
Lease Revenue, Convention Center Project, Series A,
5.10%, due 06-01-2029	1,500,000	1,522,515

NORTH TRACK FUNDS, INC.
WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS CONTINUED
January 31, 2009

Description	Principal Amount	Value

Green Bay, Wisconsin Redevelopment Authority Lease Revenue
Refunding, Series 2006 (Convention Center Project),
4.30%, due 06-01-2029	1,000,000	866,450
4.20%, due 06-01-2025	1,000,000	909,820
Green Bay, Wisconsin, Redevelopment Authority
Revenue, Bellin Memorial Hospital Project, Series A,
5.50%, due 02-15-2021	400,000	400,212
Green Bay, Wisconsin, Redevelopment Authority
Revenue, Bellin Memorial Hospital Project, 2008 Series
6.15%, due 12-01-2032	1,000,000	991,250
6.00%, due 12-01-2029	1,000,000	984,720
Johnson Creek, Wisconsin, Community Development
Authority, Lease Revenue Bond, Tax Incremental District # 2,
4.85%, due 12-01-2022	200,000	197,804
Johnson Creek, Wisconsin, Community Development
Authority, Lease Revenue Refunding, Tax Incremental
District #3, 4.40%, due 12-01-2022	700,000	628,586
Kenosha, Wisconsin, Housing Authority Multifamily Housing,
Revenue GNMA Collateralized, Villa Ciera Project, Series A,
6.00%, due 11-20-2041 (5)	1,000,000	869,700
Little Chute, Wisconsin, Community Development
Authority Lease Revenue Refunding Bonds, Series 2004,
4.35%, due 03-01-2018	200,000	211,748
4.25%, due 03-01-2017	200,000	213,042
Mayville, Wisconsin Community Development Lease Revenue
Refunding, Series 2005,
4.15%, due 04-01-2017	175,000	175,637
3.90%, due 04-01-2015	200,000	202,606
3.80%, due 04-01-2014	300,000	305,196
3.65%, due 04-01-2013	175,000	177,833
Medford, Wisconsin, Community Development Lease Revenue
Refunding, Series 2004A,
4.60%, due 12-01-2021	245,000	242,413
4.55%, due 12-01-2020	230,000	230,481
4.50%, due 12-01-2019	220,000	222,268
Middleton, Wisconsin, Community Development Authority Lease
Revenue, Series A,
4.55%, due 10-01-2018	500,000	518,555
4.35%, due 10-01-2017	1,630,000	1,695,314
Milton, Wisconsin, Community Development Authority, (Rock
County), Lease Revenue,
4.60%, due 04-01-2026	360,000	322,006
4.50%, due 04-01-2021	125,000	123,152
Milwaukee, Wisconsin, Redevelopment Authority Development
Revenue Refunding, 2430 West Wisconsin Avenue Project,
3.60%, due 03-01-2014 (4)	310,000	314,448
3.50%, due 03-01-2013 (4)	645,000	655,301
3.40%, due 03-01-2012 (4)	480,000	487,982
3.25%, due 03-01-2011 (4)	500,000	508,270
3.00%, due 03-01-2010 (4)	230,000	233,788

NORTH TRACK FUNDS, INC.
WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS CONTINUED
January 31, 2009

Description	Principal Amount	Value

Milwaukee, Wisconsin Redevelopment Authority
Development Revenue Refunding Marquette University Project,
4.35%, due 11-01-2018 (8)	500,000	498,005
4.25%, due 11-01-2017 (8)	1,000,000	1,002,000
4.15%, due 11-01-2016 (8)	1,275,000	1,280,635
Milwaukee, Wisconsin Redevelopment Authority Lease Revenue
Series 2005A, (Milwaukee Public Schools-
Congress, Graig and Fratney),
4.60%, due 08-01-2022	500,000	487,245
4.50%, due 08-01-2020	500,000	501,410
Milwaukee, Wisconsin, Redevelopment Authority
Revenue Bonds, Milwaukee Public Schools-Neighborhood
Schools Initiative,
4.125%, due 08-01-2018 (1)	2,010,000	2,069,375
4.10%, due 08-01-2017 (1)	1,000,000	1,040,770
4.00%, due 08-01-2016 (1)	1,000,000	1,043,440
3.80%, due 08-01-2014 (1)	1,000,000	1,055,340
3.65%, due 08-01-2013 (1)	2,000,000	2,153,580
3.25%, due 08-01-2011 (1)	500,000	521,320
Milwaukee, Wisconsin, Redevelopment Authority
Milwaukee School of Engineering Project, Series B,
3.50%, due 07-01-2009
(LOC: Marshall & Ilsley)	250,000	250,445
Milwaukee, Wisconsin Redevelopment Authority Mortgage
Revenue Refunding Schlitz Park Project, Series A,
5.50%, due 01-01-2017	2,080,000	1,823,848
Milwaukee, Wisconsin Redevelopment Authority Mortgage
Revenue Refunding Schlitz Park Project, Series B,
5.60%, due 01-01-2015	1,460,000	1,335,929
Milwaukee, Wisconsin Redevelopment Authority
Revenue Summerfest Project,
4.95%, due 08-01-2020	1,250,000	1,264,587
4.85%, due 08-01-2017	500,000	513,565
4.80%, due 08-01-2016	500,000	516,465
4.70%, due 08-01-2015	500,000	518,190
Milwaukee, Wisconsin Redevelopment Authority
Revenue YWCA of Greater Milwaukee Project, Series A,
5.30%, due 06-01-2029
(LOC: Marshall & Ilsley)	1,800,000	1,780,002
5.25%, due 06-01-2019
(LOC: Marshall & Ilsley)	430,000	437,301
Milwaukee, Wisconsin Redevelopment Authority
Revenue YWCA of Greater Milwaukee Project, Series B,
5.20%, due 06-01-2029
(LOC: Federal Home Loan Bank)	355,000	352,274
5.15%, due 06-01-2019
(LOC: Federal Home Loan Bank)	200,000	206,198

NORTH TRACK FUNDS, INC.
WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS CONTINUED
January 31, 2009

Description	Principal Amount	Value

Muskego Wisconsin Community Development Authority
Community Development Lease Revenue, Series 2003,
4.00%, due 06-01-2018	75,000	70,907
3.90%, due 06-01-2017	110,000	105,776
3.80%, due 06-01-2016	100,000	97,959
Neenah, Wisconsin Community Development Authority Lease
Revenue, Series 2004A,
4.70%, due 12-01-2028	1,250,000	1,188,000
5.125%, due 12-01-2023	1,000,000	1,035,800
4.30%, due 12-01-2020	1,000,000	1,018,530
4.625%, due 12-01-2028	600,000	559,542
4.75%, due 12-01-2032	400,000	364,368
New Berlin Wisconsin Housing Authority Revenue
Capital Appreciation, Apple Glen Project, Series A,
Zero %, due 05-01-2010	70,000	68,739
Zero %, due 11-01-2009	65,000	64,345
Zero %, due 05-01-2009	70,000	69,777
North Fond du Lac. Wisconsin Redevelopment Lease Revenue
Refunding, Series 2005,
4.35%, due 12-01-2017	325,000	337,623
Oak Creek, Wisconsin Housing Authority Revenue
Refunding, Wood Creek Project,
5.625%, due 07-20-2029 (5)	2,205,000	2,221,251
5.50%, due 07-20-2019 (5)	1,000,000	1,039,500
Oak Creek, Wisconsin Housing Authority Revenue
Capital Appreciation, Wood Creek Project,
Zero %, due 01-20-2014 (5)	60,000	45,774
Zero %, due 07-20-2013 (5)	125,000	98,529
Zero %, due 01-20-2013 (5)	125,000	101,606
Zero %, due 01-20-2012 (5)	65,000	53,748
Zero %, due 07-20-2011 (5)	125,000	111,148
Zero %, due 01-20-2011 (5)	125,000	113,984
Onalaksa, Wisconsin, Community Development
Authority Lease Revenue,
4.15%, due 10-01-2016	200,000	206,404
4.00%, due 10-01-2015	100,000	103,609
3.90%, due 10-01-2014	100,000	104,059
3.65%, due 10-01-2012	100,000	103,498
Oostburg, Wisconsin Community Development
Authority Lease Revenue,
4.40%, due 05-01-2022	110,000	103,626
4.35%, due 05-01-2021	105,000	100,202
Oshkosh, Wisconsin Housing Authority Revenue,
GNMA Collateralized, VNA Assisted Living Inc. Project,
5.75%, due 09-20-2038 (5)	1,260,000	1,259,836
5.45%, due 09-20-2017 (5)	115,000	115,056
Sheboygan, Wisconsin Housing Authority Multifamily
Revenue Refunding, GNMA Collateralized, Lake Shore
Apartments Project, Series A,
5.10%, due 11-20-2026 (5)	1,000,000	964,780

NORTH TRACK FUNDS, INC.
WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS CONTINUED
January 31, 2009

Description	Principal Amount	Value

Slinger, Wisconsin Redevelopment Authority
Lease Revenue Refunding,
4.70%, due 09-01-2012	400,000	400,044
Southeast Wisconsin Professional Baseball Park District
League Capital Appreciation Certificate of Participation,
Zero %, due 12-15-2017 (7)	1,000,000	768,690
Zero %, due 12-15-2015 (7)	970,000	815,702
Southeast Wisconsin Professional Baseball Park
District Sales Tax Revenue Refunding, Series A,
5.50%, due 12-15-2026 (7)	4,010,000	3,979,283
5.50%, due 12-15-2019 (7)	2,000,000	2,252,740
5.50%, due 12-15-2018 (7)	250,000	284,898
5.50%, due 12-15-2011 (7)	525,000	578,660
Southeast Wisconsin Professional Baseball Park
District Sales Tax Revenue, Series 2001A,
5.10%, due 12-15-2029 (7)	275,000	306,108
Southeast Wisconsin Professional Baseball Park
District Sales Tax Revenue Refunding, Junior Lien, Series B
5.50%, due 12-15-2009 (7)	615,000	635,646
St Francis Wisconsin Community Development
Authority Lease Revenue,
4.50%, due 03-01-2024	235,000	229,461
4.35%, due 03-01-2022	300,000	299,694
Sturgeon Bay, Wisconsin Waterfront Redevelopment
Authority Lease Revenue Series 2006A,
4.50%, due 10-01-2021	500,000	492,385
4.35%, due 10-01-2018	1,100,000	1,130,987
Sun Prairie, Wisconsin Community Development
Authority Lease Revenue, Series 2003,
4.50%, due 08-01-2021	150,000	149,858
4.40%, due 08-01-2020	150,000	150,606
Sun Prairie, Wisconsin Community Development Lease
Revenue, Series 2005,
(Tax Incremental District No. 8),
4.35%, due 08-01-2022	975,000	932,471
4.30%, due 08-01-2021	975,000	955,607
Verona, Wisconsin (Dane County), Community Development
Authority Community Development Lease Revenue,
4.25%, due 12-01-2021	50,000	47,573
4.20%, due 12-01-2020	50,000	48,858
4.00%, due 12-01-2018	50,000	50,172
3.90%, due 12-01-2017	100,000	100,872
3.80%, due 12-01-2016	100,000	101,673
Verona, Wisconsin, Community Development Authority,
Community Development Lease Revenue, 2004 Series,
4.85%, due 02-01-2022	200,000	199,808
4.80%, due 02-01-2020	100,000	101,640
Verona, Wisconsin Community Development
Refunding Lease Revenue, Series 2008A,
3.65%, due 06-01-2017	100,000	99,854

NORTH TRACK FUNDS, INC.
WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS CONTINUED
January 31, 2009

Description	Principal Amount	Value

Walworth County, Wisconsin Housing Authority Housing
Revenue, Kiwanis Heritage Senior Apartments Project,
5.70%, due 03-01-2039 (3)	460,000	454,756
Waterford, Wisconsin Community Development Lease Revenue
Refunding, Series 2005,
4.65%, due 10-01-2020	750,000	757,388
Watertown, Wisconsin Community Development
Authority Redevelopment Lease Revenue, Series A,
5.00%, due 05-01-2018	750,000	751,905
Watertown, Wisconsin Community Development
Authority Revenue Bonds, Series 2006A
4.70%, due 10-01-2025	600,000	564,072
Waukesha, Wisconsin Redevelopment Authority
Development Revenue, Avalon Square, Inc. Project,
5.00%, due 06-20-2021 (5)	1,000,000	998,120
Waupaca, Wisconsin, Community Development Authority,
Community Lease Revenue Bond, Series A,
4.60%, due 04-01-2017	300,000	313,278
4.50%, due 04-01-2016	100,000	105,402
Waupaca, Wisconsin, Community Development
Authority, Lease Revenue, Series 2003A,
4.50%, due 04-01-2017	200,000	206,496
4.40%, due 04-01-2016	200,000	208,080
4.20%, due 04-01-2014	100,000	105,015
Wauwatosa, Wisconsin Housing Capital Appreciation Revenue
Refunding, Hawthorne Terrace Project, Series A,
Zero %, due 11-01-2010	100,000	97,650
Zero %, due 05-01-2010	105,000	103,618
Zero %, due 11-01-2009	100,000	99,285
Zero %, due 05-01-2009	105,000	104,767
West Allis Wisconsin Redevelopment Authority
Lease Revenue,
4.60%, due 07-01-2022	200,000	146,406
4.70%, due 07-01-2023	500,000	363,760
4.80%, due 07-01-2024	300,000	217,293
West Bend, Wisconsin Redevelopment Authority
Lease Revenue,
4.65%, due 10-01-2028	250,000	225,270
4.60%, due 10-01-2025	150,000	140,928
4.55%, due 10-01-2024	250,000	236,503
4.50%, due 10-01-2023	250,000	242,925
Weston, Wisconsin Community Development
Authority Lease Revenue,
4.45%, due 10-01-2019	500,000	508,390
4.35%, due 10-01-2018	500,000	512,905
Weston, Wisconsin Community Development Lease
Revenue, Series 2004A
4.70%, due 10-01-2021	1,230,000	1,235,990
5.25%, due 10-01-2020	445,000	467,375
4.40%, due 10-01-2018	500,000	516,665

NORTH TRACK FUNDS, INC.
WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS CONTINUED
January 31, 2009

Description	Principal Amount	Value

4.25%, due 10-01-2017	200,000	208,154
4.10%, due 10-01-2016	500,000	522,840
Weston, Wisconsin Community Development Lease
Revenue, Series 2004B
4.75%, due 10-01-2023	140,000	132,017
4.75%, due 10-01-2022	130,000	126,677
Weston, Wisconsin Community Development Authority Lease
Revenue, Series 2007A,
4.625%, due 10-01-2025	825,000	728,401
4.50%, due 10-01-2021	100,000	98,571
Winnebago County, Wisconsin Housing Authority 1st Mortgage
Revenue Refunding, Section 8 Assisted Housing Project,
5.625%, due 05-01-2010 (6)	135,000	132,890
5.625%, due 05-01-2009 (6)	125,000	125,121
Winnebago County, Wisconsin Housing Authority Housing
Revenue, Series A,
7.125%, due 03-01-2022	380,000	338,918
6.875%, due 03-01-2012	95,000	92,831
Winneconne. Wisconsin Community Development
Authority (Winnebago County) Lease Revenue Bond,
4.20%, due 04-01-2024	150,000	131,094
4.40%, due 04-01-2022	335,000	316,799
Wisconsin Center District Capital Appreciation Senior
Dedicated Tax Revenue,
Zero %, due 12-15-2026 (7)	2,500,000	946,775
Wisconsin Center District Junior Dedicated Tax Revenue Refunding,
5.25%, due 12-15-2023 (4)	2,585,000	2,659,913
Wisconsin Dells, Wisconsin Community Development
Authority Lease Revenue,
5.00%, due 09-01-2024	110,000	107,437
Wisconsin Dells, Wisconsin Community Development
Authority Lease Revenue,Series 2006
5.00%, due 03-01-2022	1,500,000	1,512,390
Wisconsin Dells, Wisconsin Community Development
Authority Lease Revenue,Series 2005
4.60%, due 03-01-2025	1,200,000	1,092,588
Wisconsin Dells, Wisconsin Community Development Lease
Revenue, Series 2007A,
4.45%, due 03-01-2025	300,000	267,465
4.30%, due 03-01-2022	225,000	210,427
Wisconsin Housing and Economic Development Authority,
Housing Revenue, Series 2005E,
4.90%, due 11-01-2035 (9)	1,650,000	1,448,486
4.70%, due 11-01-2025 (9)	275,000	254,524
Wisconsin Housing and Economic Development Authority,
Housing Revenue, Series 2006B
4.40%, due 05-01-2037	500,000	400,490
4.30%, due 05-01-2027	1,000,000	845,070

NORTH TRACK FUNDS, INC.
WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS CONTINUED
January 31, 2009

	Description	Principal Amount	Value

	Wisconsin Housing Finance Authourity Revenue,
	6.10%, prerefunded 12-01-2017 at 100	1,120,000	1,319,315
	6.10%, prerefunded 12-01-2017 at 100	1,045,000	1,228,377

	Total Long-Term Tax-Exempt Securities		$148,040,727
	(Cost $151,089,863)

SHORT-TERM TAX-EXEMPT SECURITIES
	3.9%

DEMAND NOTES	3.0%
	Milwaukee, Wisconsin Redevelopment Authority
	United Community Center Project
	0.62%, weekly reset, due 10-01-2022
	(LOC: U.S. Bank, N.A.)	200,000	200,000
	Milwaukee, Wisconsin Redevelopment Authority
		University of Wisconsin, Kenilworth Project
	0.53%, weekly reset, due 09-01-2040
	(LOC: Depfa Bank, PLC)	1,595,000	1,595,000
	Milwaukee, Wisconsin Redevelopment Authority
	Developemnt Revenue, Library Hill Project
	0.92%, weekly reset, due 09-01-2040
	(LOC: Privatebank & Trust)	1,500,000	1,500,000
	Milwaukee, Wisconsin Redevelopment Authority
		University of Wisconsin, Riverwest Student Housing
	0.72%, weekly reset, due 10-01-2036
	(LOC: Marshall & Ilsley)	895,000	895,000
	Wisconsin Housing and Economic Development
	Authority Multifamily Housing, Series A
	1.52%, weekly reset, due 10-01-2036
	(LOC: Depfa Bank, PLC)	145,000	145,000
	Wisconsin Housing and Economic Development
	Authority Multifamily Housing, Series B
	1.52%, weekly reset, due 10-01-2036
	(LOC: Depfa Bank, PLC)	155,000	155,000
	Wisconsin Housing and Economic Development
		Authority Multifamily Housing, Pres House Project
	0.53%, weekly reset, due 08-01-2046
	(LOC: Associated Bank of Fond du Lac)	110,000	110,000

	Total Demand Notes		$4,600,000

NORTH TRACK FUNDS, INC.
WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS CONTINUED
January 31, 2009

	Description	Principal Amount	Value

MONEY MARKET	0.9%
	AIM Tax-Free Investments Co.- Cash Reserve Portfolio,
	Private Class	1,435,943	1,435,943

	Total Short-Term Tax-Exempt Securities		$6,035,943
	(Cost $6,035,943)

Total Investments	99.2%		$154,076,670
	(Cost $157,125,806)
Other Assets, Less Liabilities			1,319,495
	0.8%
Net Assets	100.0%		$155,396,165

LOC: Letter of Credit
Pre-refunded bonds are backed by an escrow or trust containing U.S. Treasury Securities or are insured or guaranteed by the indicated municipal bond insurance corporation or federal agency:

(1)	American Capital Access Holdings Ltd.
(2)	CIFG Guaranty
(3)	Federal Housing Administration
(4)	Financial Security Assurance, Inc.
(5)	Government National Mortgage Association
(6)	Housing and Urban Development Section 8
(7)	Municipal Bond Investors Assurance Corporation
(8)	XL Capital Assurance, Inc.
(9)	General Obligation of Authority
(10)	U.S. Government Guarantee Public Housing Administration
(11)	FGIC Corporation

	Percentages shown are a percent of net assets.

NORTH TRACK FUNDS, INC.

Cash Reserve Fund

Schedule of Investments

January 31, 2009

Principal Amount	Description		Maturity Date	Interest Rate	Value

U.S. Government Agency Securities		49.7%

Federal Home Loan Bank (“FHLB”)
1,000,000	FHLB		07/17/09	3.040%	1,000,000
500,000	FHLB		05/07/09	2.480%	500,113
2,000,000	FHLB		04/30/09	2.625%	2,000,000
1,000,000	FHLB		04/21/09	2.400%	1,000,000
2,000,000	FHLB		04/01/09	2.125%	1,999,286
7,000,000	FHLB Discount Note		03/30/09	0.140%	6,998,448
6,000,000	FHLB Discount Note		03/26/09	0.260%	5,997,703
4,000,000	FHLB Discount Note		03/24/09	0.150%	3,999,150
5,000,000	FHLB Discount Note		03/23/09	0.120%	4,999,167
4,000,000	FHLB Discount Note		03/16/09	0.250%	3,998,806
2,500,000	FHLB Discount Note		03/12/09	0.080%	2,499,783
2,500,000	FHLB Discount Note		03/11/09	2.800%	2,492,610
2,000,000	FHLB		02/27/09	3.000%	2,003,000
910,000	FHLB		02/27/09	2.750%	909,823
					40,397,890

Federal Home Loan Mortgage Corporation (“FHLMC”)
500,000	FHLMC		07/09/09	3.250%	501,681
1,900,000	FHLMC		05/13/09	2.550%	1,894,718
1,500,000	FHLMC		04/27/09	5.000%	1,515,942
1,000,000	FHLMC		04/15/09	3.375%	1,006,063
4,000,000	FHLMC Discount Note		03/31/09	0.310%	3,998,002
3,302,000	FHLMC Discount Note		03/16/09	0.250%	3,301,014
3,750,000	FHLMC		03/15/09	5.750%	3,774,654
	Total Federal Home Loan Mortgage Corporation				15,992,074

Federal National Mortgage Association ("FNMA")
1,000,000	FNMA		07/24/09	5.010%	1,009,850
1,000,000	FNMA Discount Note		03/27/09	0.150%	999,775
5,000,000	FNMA Discount Note		03/03/09	0.115%	4,999,521
4,000,000	FNMA Discount Note		02/20/09	0.100%	3,999,789
5,000,000	FNMA Discount Note		02/06/09	0.070%	4,999,951
	Total Federal National Mortgage Association				16,008,886

TOTAL U.S. GOVERNMENT AGENCY SECURITIES					72,398,851

Corporate Securities		33.3%
Bonds and Notes		1.0%
1,515,000	Citigroup Global Note		02/09/09	3.625%	1,515,070

	Total Corporate Bonds and Notes				1,515,070

NORTH TRACK FUNDS, INC.

Cash Reserve Fund

Schedule of Investments (Continued)

January 31, 2009

Principal Amount	Description		Maturity Date	Interest Rate		Value
Commercial Paper		32.3%
2,000,000	Abbey Natl DCP		03/02/09	1.700%		1,997,261
3,000,000	Abbey Natl DCP		02/12/09	0.300%		2,999,725
3,000,000	Amer Honda Fin DCP		02/12/09	0.350%		2,999,679
1,500,000	American Express DCP		02/24/09	0.100%		1,499,904
2,500,000	American Express DCP		02/17/09	0.300%		2,499,667
1,500,000	American Express DCP		02/06/09	0.350%		1,499,969
2,500,000	AT&T DCP		02/23/09	0.100%		2,499,847
3,000,000	Chevron Funding DCP		03/13/09	0.270%		2,999,100
2,500,000	Danske Corp DCP		03/30/09	1.400%		2,494,458
3,000,000	DuPont DCP		02/18/09	0.150%		2,999,787
2,500,000	GE Capital DCP		03/19/09	0.100%		2,499,680
2,500,000	GE Capital DCP		03/10/09	0.150%		2,499,615
3,000,000	HSBC Finance DCP		03/04/09	0.120%		2,999,690
2,000,000	HSBC Finance DCP		02/11/09	0.100%		1,999,945
3,000,000	JP Morgan Chase DCP		02/02/09	0.250%		2,999,979
1,500,000	Prudential Fdg DCP		03/06/09	0.650%		1,499,106
2,000,000	Prudential Fdg DCP		02/18/09	0.350%		1,999,669
1,000,000	Prudential Fdg DCP		02/12/09	0.350%		999,893
2,000,000	Toyota Mtr Cred DCP		02/13/09	0.600%		1,999,600
3,000,000	Toyota Mtr Cred DCP		03/11/09	0.650%		2,997,942

	Total Commercial Paper					46,984,516

TOTAL CORPORATE SECURITIES						48,499,586

Short Term Securities		16.8%
Money Market		2.8%
5,239	Aim Liquid Assets Cash Management					5,239
4,103,580	HighMark US Treasury MMF					4,103,580
	Total Money Market					4,108,819

Overnight US Treasury		8.3%
12,000,000	Overnight US Treasury		02/02/09	0.200%		12,000,000
						12,000,000

Repurchase Agreement		5.7%
8,302,356	CS SBA Repurchase Agreement		02/02/09	0.900%	(a)	8,302,356
						8,302,356

TOTAL SHORT TERM SECURITIES						24,411,175

TOTAL INVESTMENTS, AT AMORTIZED COST			99.8%			145,309,611
OTHER ASSETS, LESS LIABILITIES			0.2%			258,878
NET ASSETS			100.0%			$145,568,489

———————

(a)

Variable rate resets monthly with daily liquidity based on prime less 2.35%

NORTH TRACK FUNDS, INC.

NOTES TO SCHEDLUE OF INVESTMENTS

January 30, 2009

Investment Transactions

Net unrealized appreciation (depreciation) on securities held by the Funds and the total cost of securities (excluding tax adjustments) as of January 31, 2009, were as follows:

	Large Cap Equity	Equity Income	Geneva Growth	NYSE Arca Tech 100 Index	Dow Jones U.S. Health Care 100 Plus

Gross unrealized appreciation	—	135,578.00	13,981,226.00	37,343,215.00	6,703,425.00
Gross unrealized depreciation	(60,590.01)	(6,855,455.00)	(20,295,740.00)	(78,472,445.00)	(3,521,124.00)
Net unrealized appreciation (depreciation)	(60,590.01)	(6,719,877.00)	(6,314,514.00)	(41,129,230.00)	3,182,301.00

Cost of investments	7,839,690.00	22,728,351.60	149,854,361.00	209,055,951.00	24,976,687.63

	Dow Jones U.S. Financial 100 Plus	Strategic Allocation	S&P 100 Index	Wisconsin Tax-Exempt

Gross unrealized appreciation	427,088.00	—	21,784,565.00	3,369,805.00
Gross unrealized depreciation	(13,692,117.00)	(9,918,336.00)	(14,593,840.00)	(6,418,941.00)
Net unrealized appreciation (depreciation)	(13,265,029.00)	(9,918,336.00)	7,190,725.00	(3,049,136.00)

Cost of investments	26,558,065.00	27,925,122.00	53,597,959.44	157,125,806.00

Futures Contracts

The number of financial futures contracts and the gross unrealized appreciation (depreciation) at January 31, 2009, for each Fund were as follows:

	Number of Contracts	Unrealized Appreciation (Depreciation)	Aggregate Face Value of Contracts

NYSE Arca Tech 100 Index Fund:
NASDAQ 100 Index Futures expiring March 2008	0	N/A	N/A

S&P 100 Index Fund:
S&P 500 E-Mini Index Futures expiring March 2008

There were no Futures Contracts from November 1, 2008 - January 31, 2009

Securities Lending

As of January 31, 2009

	Market Value Loaned Securities	Collateral
Large Cap Equity Fund	N/A	N/A
Equity Income Fund	N/A	N/A
Geneva Growth Fund	N/A	N/A
NYSE Arca Tech 100 Index Fund	N/A	N/A
Dow Jones U.S. Health Care 100 Plus Fund	N/A	N/A
Dow Jones U.S. Financial 100 Plus Fund	N/A	N/A
Strategic Allocation Fund	N/A	N/A
S&P 100 Index Fund	N/A	N/A
Wisconsin Tax-Exempt Fund	N/A	N/A
	N/A	N/A
Cash Reserve Fund	N/A	N/A

There was no securities lending from November 1, 2008 - January 31, 2009

Affiliated

The NYSE Arca Tech 100 Index Fund invested in the Ziegler Exchange Traded Trust NYSE Arca Tech 100 ETF which may be deemed to be under common control because of the same Board of Directors.

A summary of the transactions with the Ziegler Exchange Traded Trust NYSE Arca Tech 100 ETF during the three months ended January 31, 2009

NYSE Arca Tech 100 Index Fund

Underlying Affiliated Fund	Balance of Shares Held at 10/31/2008	Gross Additions	Gross Sales	Balance of Shares Held at 1/31/09	Value at 1/31/09	Realized Gain Loss)	Distributions Received

Ziegler Exchange Traded Fund	6,000	0	6,000	0	$—	$(61,381)	0
NYSE Arca Tech 100 ETF

Item 2.

Controls and Procedures

(a)

Disclosure Controls and Procedures.  The Registrant's management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as of a date within 90 days of the filing date of this report on Form N-Q. Based on such evaluation, the Registrant's principal executive and financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the applicable time periods.

(b)

Changes in Internal Control Over Financial Reporting.  There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.

Exhibits

The following exhibits are attached to this Form N-Q:

Exhibit No.	Description of Exhibit
3(a)	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002
3(b)	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 16th day of March, 2009.

NORTH TRACK FUNDS, INC.

By:	/s/ Elizabeth A. Watkins
Elizabeth A. Watkins, President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 16th day of March 2009.

By:	/s/ Elizabeth A. Watkins
Elizabeth A. Watkins, President (Principal Executive Officer)

By:	/s/ Victoria A. Nonhof
Victoria A. Nonhof, Chief Financial Officer and Treasurer (Principal Financial Officer)